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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                  FORM N-23C-1


                       STATEMENT BY REGISTERED CLOSED-END
             INVESTMENT COMPANY WITH RESPECT TO PURCHASES OF ITS OWN
       SECURITIES PURSUANT TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

(See rules and instructions on back of this form. If acknowledgment is desired, file this form with the Commission in triplicate.)

               REPORT FOR CALENDAR MONTH ENDING October 31, 2000

                          Franklin Capital Corporation
    ------------------------------------------------------------------------
               (Name of registered closed-end investment company)

--------------------------------------------------------------------------------------------------
                                                    Approximate Asset
  Date of                     Number of   Price    Value or Approximate      Name of Seller
   Each       Identification   Shares      Per   Asset Coverage Per Share        or of
Transaction    of Security    Purchased   Share    at Time of Purchase       Seller's Broker
--------------------------------------------------------------------------------------------------
October      Franklin Capital   1,500    $7.875           $8.35            First New York
18, 2000     Corporation                                                   Securities Corporation
             Common Stock

October        "     "            500    $8.125           $8.35               "   "    "
19, 2000







-------------------------------------------------------------------------------------------------

REMARKS:                                        Franklin Capital Corporation
                                              ----------------------------------
                                                    Name of Registrant


                                           By /s/
                                              ----------------------------------
                                                         (Name)

Date of Statement: November 7, 2000           Chief Financial Officer
                   ----------------           ----------------------------------
                                                          (Title)

     POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.